Finance income Net	12 Months Ended
Dec. 31, 2025
Finance income Net
Finance income (expense)

13. Finance income, net

During the years ended December 31, 2025, 2024 and 2023 the Company earned finance income (incurred finance expense) as follows:

Year ended December 31	2025	2024	2023
Interest income	$235	$206	$75
Remeasurement of royalty obligation	-	-	37
Accretion of acquisition payable	(27)	-	-
Bank charges and other interest	(35)	(31)	(27)
Finance expense from lease obligation	(51)	(10)	(20)
	$122	$165	$65

During the years ended December 31, 2025, 2024 and 2023, the Company received (paid) finance income (expense) as follows:

Year ended December 31	2025	2024	2023
Interest received	$235	$206	$75
Other interest, net and banking fees	(35)	(31)	(27)
	$200	$175	$48